Loans and Allowance for Loan Losses, Impaired Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impaired loans by loans class [Abstract]
Recorded Investment	$ 24,280	$ 24,025
Unpaid Principal Balance	26,310	26,201
Related Allowance	0	0
Average Recorded Investment	24,750	22,408
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	20,974	21,361
Unpaid Principal Balance	22,898	23,374
Related Allowance	0	0
Average Recorded Investment	21,762	19,936
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	3,306	2,664
Unpaid Principal Balance	3,412	2,827
Related Allowance	0	0
Average Recorded Investment	2,988	2,472
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,148	2,418
Unpaid Principal Balance	3,120	3,470
Related Allowance	0	0
Average Recorded Investment	2,711	2,214
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,148	2,418
Unpaid Principal Balance	3,120	3,470
Related Allowance	0	0
Average Recorded Investment	2,711	2,214
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	100	0
Unpaid Principal Balance	100	0
Related Allowance	0	0
Average Recorded Investment	87	0
Commercial [Member] | Other [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	100	0
Unpaid Principal Balance	100	0
Related Allowance	0	0
Average Recorded Investment	87	0
Commercial [Member] | Other [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	18,557	18,684
Unpaid Principal Balance	19,353	19,539
Related Allowance	0	0
Average Recorded Investment	18,843	17,465
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	15,850	16,675
Unpaid Principal Balance	16,540	17,439
Related Allowance	0	0
Average Recorded Investment	16,508	15,665
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,707	2,009
Unpaid Principal Balance	2,813	2,100
Related Allowance	0	0
Average Recorded Investment	2,335	1,800
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	359	363
Unpaid Principal Balance	380	399
Related Allowance	0	0
Average Recorded Investment	355	332
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	270	269
Unpaid Principal Balance	291	305
Related Allowance	0	0
Average Recorded Investment	263	251
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	89	94
Unpaid Principal Balance	89	94
Related Allowance	0	0
Average Recorded Investment	92	81
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	3,116	2,560
Unpaid Principal Balance	3,357	2,793
Related Allowance	0	0
Average Recorded Investment	2,754	2,397
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,606	1,999
Unpaid Principal Balance	2,847	2,160
Related Allowance	0	0
Average Recorded Investment	2,193	1,806
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	510	561
Unpaid Principal Balance	510	633
Related Allowance	0	0
Average Recorded Investment	$ 561	$ 591